Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$ 439,799	$ 429,151	$ 330,875	$ 325,735	$ 1	$(149,192,660)
2023	$ 496,657	$ 440,248	$ 371,071	$ 336,874	$ 7	$ (27,557,901)
2022	$ 553,557	$ 497,394	$ 394,753	$ 361,534	$ 35	$ (22,157,195)

(1)The amounts reported in column (b) are the amounts of total compensation reported for Sylvia Wulf for 2022 and 2023, and for Sylvia Wulf , David Melbourne and David Frank for 2024, each corresponding to their term as CEO during the year.

(2)Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(3)The amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The Non-PEO NEOs for 2024 were David Melbourne, David Frank and Angela Olsen for their non-PEO terms, for 2023 were David Melbourne and David Frank and for 2022 were David Frank and Angela Olsen.

Named Executive Officers, Footnote	The amounts reported in column (b) are the amounts of total compensation reported for Sylvia Wulf for 2022 and 2023, and for Sylvia Wulf , David Melbourne and David Frank for 2024, each corresponding to their term as CEO during the year.
PEO Total Compensation Amount	$ 439,799	$ 496,657	$ 553,557
PEO Actually Paid Compensation Amount	$ 429,151	440,248	497,394
Adjustment To PEO Compensation, Footnote

	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Total Compensation	$ 439,799	$ 496,657	$ 553,557	$ 330,875	$ 371,071	$ 394,753
Equity Adjustments:
Less FV of CY RS	-	(48,000)	(64,000)	-	(28,880)	(41,016)
Less FV of CY Options	-	(29,262)	(44,180)	-	(17,605)	(28,311)
Add YE FV of unvested RS	-	6,980	21,453	-	4,199	13,752
Add YE FV of unvested Options	-	7,037	12,899	-	4,235	8,266
Change in FV of PY unvested RS	(2,717)	(8,726)	(4,115)	(1,639)	(5,177)	(2,659)
Change in FV of PY unvested Options	(2,971)	(6,060)	(3,476)	(2,251)	(3,880)	(1,641)
Add CY Vested RS	-	16,004	21,333	-	9,629	13,662
Add CY Vested Options	-	10,219	10,278	-	6,143	6,586
Add PY Vested RS	(6,764)	(10,640)	(20,200)	(2,640)	(6,420)	(5,905)
Add PY Vested Options	1,805	6,040	13,845	1,391	3,559	4,047
Actual Compensation	$ 429,151	$ 440,248	$ 497,394	$ 325,735	$ 336,874	$ 361,534

Non-PEO NEO Average Total Compensation Amount	$ 330,875	371,071	394,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,735	336,874	361,534
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to derive compensation actually paid to our PEO and non-PEO NEOs are contained in the following table:

	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Total Compensation	$ 439,799	$ 496,657	$ 553,557	$ 330,875	$ 371,071	$ 394,753
Equity Adjustments:
Less FV of CY RS	-	(48,000)	(64,000)	-	(28,880)	(41,016)
Less FV of CY Options	-	(29,262)	(44,180)	-	(17,605)	(28,311)
Add YE FV of unvested RS	-	6,980	21,453	-	4,199	13,752
Add YE FV of unvested Options	-	7,037	12,899	-	4,235	8,266
Change in FV of PY unvested RS	(2,717)	(8,726)	(4,115)	(1,639)	(5,177)	(2,659)
Change in FV of PY unvested Options	(2,971)	(6,060)	(3,476)	(2,251)	(3,880)	(1,641)
Add CY Vested RS	-	16,004	21,333	-	9,629	13,662
Add CY Vested Options	-	10,219	10,278	-	6,143	6,586
Add PY Vested RS	(6,764)	(10,640)	(20,200)	(2,640)	(6,420)	(5,905)
Add PY Vested Options	1,805	6,040	13,845	1,391	3,559	4,047
Actual Compensation	$ 429,151	$ 440,248	$ 497,394	$ 325,735	$ 336,874	$ 361,534

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 1	7	35
Net loss	$ (149,192,660)	$ (27,557,901)	$ (22,157,195)
PEO Name	Sylvia Wulf , David Melbourne and David Frank	Sylvia Wulf	Sylvia Wulf
PEO [Member] | Less FV of CY RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (48,000)	$ (64,000)
PEO [Member] | Less FV of CY Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(29,262)	(44,180)
PEO [Member] | Add YE FV of unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,980	21,453
PEO [Member] | Add YE FV of unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,037	12,899
PEO [Member] | Change in FV of PY unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,717)	(8,726)	(4,115)
PEO [Member] | Change in FV of PY unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,971)	(6,060)	(3,476)
PEO [Member] | Add CY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,004	21,333
PEO [Member] | Add CY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,219	10,278
PEO [Member] | Add PY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,764)	(10,640)	(20,200)
PEO [Member] | Add PY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,805	6,040	13,845
Non-PEO NEO [Member] | Less FV of CY RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,880)	(41,016)
Non-PEO NEO [Member] | Less FV of CY Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,605)	(28,311)
Non-PEO NEO [Member] | Add YE FV of unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,199	13,752
Non-PEO NEO [Member] | Add YE FV of unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,235	8,266
Non-PEO NEO [Member] | Change in FV of PY unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,639)	(5,177)	(2,659)
Non-PEO NEO [Member] | Change in FV of PY unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,251)	(3,880)	(1,641)
Non-PEO NEO [Member] | Add CY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,629	13,662
Non-PEO NEO [Member] | Add CY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,143	6,586
Non-PEO NEO [Member] | Add PY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,640)	(6,420)	(5,905)
Non-PEO NEO [Member] | Add PY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,391	$ 3,559	$ 4,047